Average Annual Total Returns{- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-11 - Fidelity Small Cap Value Fund	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Since Inception		RS015 Past 1 year	RS015 Past 5 years	RS015 Past 10 years
Total	13.54%	5.06%	10.32%	12.63%	2.57%	8.25%	8.62%	3.73%	8.23%	15.98%	5.30%	10.30%	18.64%	5.51%	10.13%	20.75%	6.58%	11.28%	20.97%		1.33%	[1]	22.39%	6.99%	10.56%

[1]	(a) Since inception October 2, 2018.